Schedule of Investments PIMCO StocksPLUS® Global Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
ASSET-BACKED SECURITIES 30.9%
CAYMAN ISLANDS 10.9%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		$1,300	$1,278
American Money Management Corp. CLO Ltd. 5.662% due 04/17/2029 •		619	619
Apidos CLO 5.695% due 07/18/2029 •		400	397
Arbor Realty Commercial Real Estate Notes Ltd.
5.776% due 12/15/2035 •		1,200	1,187
5.784% due 05/15/2036 •		100	99
BDS Ltd. 5.809% due 08/15/2036 •		19	19
Benefit Street Partners CLO Ltd.
5.822% due 01/17/2032 •		500	492
5.872% due 07/15/2032 ~		1,300	1,279
Brightspire Capital Ltd. 5.911% due 08/19/2038 •		100	98
BSPRT Issuer Ltd. 5.784% due 03/15/2036 ~		1,900	1,855
Carlyle Global Market Strategies CLO Ltd.
5.819% due 08/14/2030 •		1,152	1,140
5.895% due 04/22/2032 •		1,300	1,278
Crestline Denali CLO Ltd.
5.838% due 04/20/2030 •		215	212
5.955% due 10/23/2031 •		1,198	1,177
Gallatin CLO Ltd. 5.865% due 01/21/2028 •		362	361
LCM Ltd. 5.888% due 04/20/2031 •		600	588
Mountain View CLO LLC 5.832% due 01/16/2031 •		2,300	2,274
Oaktree CLO Ltd. 5.925% due 04/22/2030 •		1,300	1,273
Palmer Square Loan Funding Ltd. 5.608% due 07/20/2029 •		286	283
Sound Point CLO Ltd.
5.858% due 10/20/2028 •		180	180
6.608% due 07/20/2032 •		600	574
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		1,000	967
Venture CLO Ltd.
5.798% due 07/20/2030 •		1,192	1,177
5.938% due 04/20/2032 •		250	247
Wellfleet CLO Ltd. 5.698% due 07/20/2029 •		716	708

Total Cayman Islands			19,762

IRELAND 0.5%
Accunia European CLO DAC 3.238% due 07/15/2030 •	EUR	313	334
BlueMountain Fuji EUR CLO III DAC 3.008% due 01/15/2031 •		450	476

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

Toro European CLO DAC 3.208% due 07/15/2030 •	148	159

Total Ireland		969

JAPAN 0.4%
Oscar U.S. Funding LLC 2.820% due 04/10/2029	$700	651

Total Japan		651

JERSEY, CHANNEL ISLANDS 0.6%
Saranac CLO Ltd. 6.294% due 08/13/2031 •	1,200	1,187

Total Jersey, Channel Islands		1,187

UNITED STATES 18.5%
ACC Auto Trust 1.080% due 04/15/2027	71	70
Affirm Asset Securitization Trust 1.030% due 08/17/2026	1,400	1,339
American Express Credit Account Master Trust 5.024% due 12/15/2025 •	600	600
Avant Loans Funding Trust 1.210% due 07/15/2030	700	680
Capital One Prime Auto Receivables Trust 5.208% due 09/15/2025 •	635	635
Carmax Auto Owner Trust 5.458% due 12/15/2025 •	600	601
CarNow Auto Receivables Trust 3.440% due 07/15/2024	8	8
CIG Auto Receivables Trust 1.490% due 08/12/2026	1,300	1,252
CIT Mortgage Loan Trust 6.195% due 10/25/2037 •	49	49
Citibank Credit Card Issuance Trust 5.049% due 06/09/2025 •	1,900	1,900
College Avenue Student Loans LLC 5.645% due 06/25/2052 •	1,155	1,107
Countrywide Asset-Backed Certificates Trust
5.125% due 12/25/2046 •	768	699
5.325% due 10/25/2046 ~	495	474
Dell Equipment Finance Trust 0.570% due 10/23/2023	228	227
Discover Card Execution Note Trust 5.074% due 03/15/2026 •	600	600
Encina Equipment Finance LLC 0.740% due 12/15/2026	45	45
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	595	580
5.330% due 03/20/2024	381	381
Foursight Capital Automobile Receivables Trust
1.310% due 07/15/2027	400	382
2.600% due 01/15/2026	200	197
3.270% due 06/16/2025	407	407
FREED ABS Trust
1.010% due 11/20/2028	187	186
1.910% due 03/19/2029	541	532
GM Financial Automobile Leasing Trust 4.948% due 02/20/2024	816	815
Hertz Vehicle Financing LLC 1.210% due 12/26/2025	1,000	937
Lendingpoint Asset Securitization Trust 1.110% due 02/15/2029	68	68
LL ABS Trust
1.070% due 05/15/2029	221	214
3.760% due 11/15/2029	464	456
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	712
Marlette Funding Trust 6.070% due 04/15/2033	1,100	1,100
MF1 Ltd. 6.474% due 11/15/2035 •	592	588
Morgan Stanley Home Equity Loan Trust 5.355% due 02/25/2036 •	652	584
Navient Private Education Loan Trust 6.134% due 07/16/2040 •	338	337
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	590	516
Navient Student Loan Trust 5.664% due 12/15/2059 •	344	337
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.265% due 11/25/2035 •	54	54
5.475% due 02/25/2036 •	100	88

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

OneMain Financial Issuance Trust
1.750% due 09/14/2035	500	449
5.318% due 06/16/2036 •	500	484
Oportun Issuance Trust 7.451% due 01/08/2030	662	664
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029	324	319
1.530% due 08/15/2029	482	470
2.030% due 10/15/2029	635	614
4.970% due 01/15/2030	195	192
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.015% due 03/25/2035 •	106	93
6.570% due 02/25/2035 •	691	596
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025	1	1
SLC Student Loan Trust 5.833% due 11/25/2042 •	301	299
SLM Private Credit Student Loan Trust 5.196% due 06/15/2039 •	1,226	1,160
SMB Private Education Loan Trust
1.290% due 07/15/2053	322	288
1.310% due 07/17/2051	471	419
1.340% due 03/17/2053	813	727
5.404% due 01/15/2037 •	607	597
5.484% due 01/15/2053 •	446	433
6.008% due 02/16/2055 •	942	928
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	900	901
SoFi Professional Loan Program LLC 5.795% due 01/25/2039 ~	5	5
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	580	541
Terwin Mortgage Trust 5.165% due 07/25/2037 ~	325	323
Theorem Funding Trust
1.210% due 12/15/2027	125	123
7.600% due 04/15/2029	652	657
Upstart Securitization Trust
1.310% due 11/20/2031	279	272
3.120% due 03/20/2032	897	875
6.590% due 02/20/2033	1,000	996
Veros Auto Receivables Trust 0.920% due 10/15/2026	415	411

Total United States		33,594

Total Asset-Backed Securities (Cost $57,663)		56,163

CORPORATE BONDS & NOTES 7.9%
CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.1%
Sands China Ltd. 4.300% due 01/08/2026	200	188

Total Cayman Islands		188

DENMARK 0.2%
BANKING & FINANCE 0.2%
Danske Bank AS 6.214% (US0003M + 1.060%) due 09/12/2023 ~	400	400

Total Denmark		400

GERMANY 0.3%
BANKING & FINANCE 0.3%
Deutsche Bank AG
2.222% due 09/18/2024 •	400	389
2.129% due 11/24/2026 •(d)	200	173

		562

Total Germany		562

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026	200	180

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Ireland			180

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		400	394
3.522% due 09/17/2025		400	379
4.345% due 09/17/2027		200	189

			962

Total Japan			962

NETHERLANDS 0.5%
BANKING & FINANCE 0.5%
ING Groep NV 3.869% due 03/28/2026 •		1,000	968

Total Netherlands			968

SOUTH KOREA 0.3%
BANKING & FINANCE 0.3%
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		500	489

Total South Korea			489

SWITZERLAND 1.1%
BANKING & FINANCE 1.1%
Credit Suisse AG 6.004% (SOFRINDX + 1.260%) due 02/21/2025 ~		400	380
Credit Suisse AG AT1 Claim ^		200	12
Credit Suisse Group AG 3.091% due 05/14/2032 •		250	202
UBS Group AG
1.364% due 01/30/2027 •		400	352
6.301% (SOFRRATE + 1.580%) due 05/12/2026 ~		1,000	997

			1,943

Total Switzerland			1,943

UNITED KINGDOM 0.5%
BANKING & FINANCE 0.5%
HSBC Holdings PLC
2.357% due 08/18/2031 •		300	242
1.750% due 07/24/2027 •	GBP	300	324
Lloyds Banking Group PLC 4.550% due 08/16/2028		$400	380

			946

Total United Kingdom			946

UNITED STATES 4.3%
BANKING & FINANCE 2.5%
Bank of America Corp.
6.179% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	200
5.080% due 01/20/2027 •		1,300	1,297
GA Global Funding Trust 5.913% (SOFRRATE + 1.360%) due 04/11/2025 ~		600	584
Jackson National Life Global Funding 5.999% (SOFRRATE + 1.150%) due 06/28/2024 ~		250	248
JPMorgan Chase & Co. 5.968% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,000	997
Morgan Stanley 5.050% due 01/28/2027 •		700	699
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		200	169

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

VICI Properties LP 4.375% due 05/15/2025		300	291

			4,485

INDUSTRIALS 1.5%
Broadcom, Inc.
3.419% due 04/15/2033		400	335
4.000% due 04/15/2029		500	468
DAE Funding LLC 1.550% due 08/01/2024		500	471
Daimler Trucks Finance North America LLC 5.200% due 01/17/2025		200	200
Hyatt Hotels Corp. 1.800% due 10/01/2024		400	379
Microchip Technology, Inc. 0.983% due 09/01/2024		300	283
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		200	195
3.638% due 03/15/2025		200	193
3.755% due 03/15/2027		200	189

			2,713

UTILITIES 0.3%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	204
Pacific Gas & Electric Co. 1.700% due 11/15/2023		400	390

			594

Total United States			7,792

Total Corporate Bonds & Notes (Cost $15,126)			14,430

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
UNITED KINGDOM 0.2%
Uropa Securities PLC 4.132% due 10/10/2040 •	GBP	218	263

Total United Kingdom			263

UNITED STATES 2.6%
Barclays Commercial Mortgage Securities Trust 5.684% due 10/15/2037 ~		$360	348
Colony Mortgage Capital Ltd. 6.070% due 11/15/2038 •		600	573
Commercial Mortgage Trust 6.435% due 12/15/2038 •		740	682
Countrywide Alternative Loan Trust 5.205% due 04/25/2046 •		240	208
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		392	388
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		66	64
Independence Plaza Trust 3.911% due 07/10/2035		300	280
JP Morgan Chase Commercial Mortgage Securities Trust
6.034% due 02/15/2035 •		498	476
6.134% due 12/15/2031 •		278	266
MASTR Adjustable Rate Mortgages Trust 3.866% due 11/21/2034 ~		72	67
Morgan Stanley Capital Trust 6.059% due 11/15/2034 •		226	217
SFO Commercial Mortgage Trust 6.184% due 05/15/2038 •		400	342
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		542	502
TTAN 5.535% due 03/15/2038 •		394	382

Total United States			4,795

Total Non-Agency Mortgage-Backed Securities (Cost $5,369)			5,058

U.S. GOVERNMENT AGENCIES 2.3%
UNITED STATES 2.3%
Fannie Mae 5.145% due 12/25/2045 •		212	207
Freddie Mac
3.852% due 07/15/2040 •		97	95
3.991% due 09/01/2037 •		164	167
5.134% due 07/15/2037 •		11	11

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.214% due 10/15/2033 •		105	105
Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2053		3,400	3,506

Total U.S. Government Agencies (Cost $4,097)			4,091

U.S. TREASURY OBLIGATIONS 4.0%
UNITED STATES 4.0%
U.S. Treasury Bonds
3.625% due 02/15/2053		300	298
3.875% due 02/15/2043		400	403
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2031		345	319
0.625% due 07/15/2032		309	295
0.750% due 02/15/2045		127	109
1.000% due 02/15/2048		121	108
U.S. Treasury Notes
2.000% due 04/30/2024		100	97
2.875% due 09/30/2023 (g)		5,160	5,115
2.875% due 11/30/2023		480	475

Total U.S. Treasury Obligations (Cost $7,334)			7,219

SHORT-TERM INSTRUMENTS 48.3%
COMMERCIAL PAPER 0.7%
Constellation Brands, Inc.
5.260% due 04/04/2023		500	499
5.290% due 04/12/2023		600	599
Walgreens Boots 5.180% due 04/03/2023		250	250

Total Commercial Paper (Cost $1,349)			1,348

REPURCHASE AGREEMENTS (e) 3.5%			6,323

SHORT-TERM NOTES 6.0%
Federal Home Loan Bank
4.500% due 04/03/2023 (b)		3,700	3,700
4.625% due 05/19/2023 (b)		2,500	2,486
4.670% due 05/03/2023 (b)		2,000	1,992
4.680% due 05/16/2023 (b)		2,100	2,089
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024		643	643

Total Short-Term Notes (Cost $10,909)			10,910

JAPAN TREASURY BILLS 8.0%
(0.156)% due 04/10/2023 - 05/15/2023 (a)(b)	JPY	1,940,000	14,613

U.S. TREASURY BILLS 30.1%
4.642% due 04/06/2023 - 06/15/2023 (a)(b)		$55,000	54,812

Total Short-Term Instruments (Cost $88,233)			88,006

Total Investments in Securities (Cost $177,822)			174,967

Total Investments 96.2% (Cost $177,822)			$174,967
Financial Derivative Instruments (f)(h) 1.2%(Cost or Premiums, net $(699))			2,116
Other Assets and Liabilities, net 2.6%			4,863

Net Assets 100.0%			$181,946

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	01/25/2023	$181	$173	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$6,323	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(6,450)	$6,323	$6,323

Total Repurchase Agreements	$(6,450)	$6,323	$6,323

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2023	443	$91,651	$5,018	$1,279	$0
Euro-Bund June Futures	06/2023	1	147	5	1	(1)
MSCI EAFE Index June Futures	06/2023	865	90,674	3,266	381	0
U.S. Treasury 2-Year Note June Futures	06/2023	18	3,716	(30)	2	0
U.S. Treasury 5-Year Note June Futures	06/2023	146	15,988	248	33	0
U.S. Treasury Long-Term Bond June Futures	06/2023	12	1,574	72	12	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	1	141	5	1	0

$8,584	$1,709	$(1)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2023	92	$(10,573)	$(309)	$0	$(31)
United Kingdom Long Gilt June Futures	06/2023	1	(127)	(3)	1	0

$(312)	$1	$(31)

Total Futures Contracts	$8,272	$1,710	$(32)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.469%		$600	$8	$(6)	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.814		100	2	(1)	1	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.406		400	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.423		600	4	(1)	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.562		700	129	(47)	82	1	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.853		100	0	1	1	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.905	EUR	400	0	2	2	1	0

							$144	$(52)	$92	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$368	$(11)	$(3)	$(14)	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		552	(20)	3	(17)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		100	(8)	2	(6)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028		2,100	(3)	39	36	12	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		5,100	51	10	61	5	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		9,300	70	40	110	10	0

							$79	$91	$170	$29	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$13,100	$(534)	$(71)	$(605)	$0	$(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		600	(1)	1	0	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		400	4	0	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		300	40	(2)	38	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,400	5	13	18	0	(8)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		13,000	179	1,161	1,340	0	(26)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,800	(207)	(356)	(563)	10	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,900	(465)	(883)	(1,348)	29	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(20)	44	24	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		200	(20)	81	61	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		700	(93)	292	199	0	(7)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		400	(40)	162	122	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		1,200	230	219	449	0	(10)

							$(922)	$661	$(261)	$39	$(64)

Total Swap Agreements							$(699)	$700	$1	$70	$(64)

(g)	Securities with an aggregate market value of $1,710 and cash of $8,257 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	Unsettled variation margin asset of $18 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

(6)			This instrument has a forward starting effective date.
(h)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BPS	04/2023		$566	MXN	10,303	$4	$0
	06/2023	MXN	10,506		$569	0	(4)
BRC	05/2023	JPY	990,000		7,771	274	0
JPM	04/2023	EUR	67		71	0	(1)
MBC	04/2023		865		926	0	(12)
	04/2023	GBP	463		559	0	(13)
MYI	04/2023	JPY	480,000		3,693	75	0
RBC	04/2023	MXN	10,263		495	0	(73)
	05/2023		$53	AUD	75	0	(2)
	05/2023		537	MXN	10,156	22	0
	07/2023		2		45	0	0
SCX	05/2023	AUD	79		$53	0	0
UAG	04/2023	JPY	470,000		3,694	144	0

Total Forward Foreign Currency Contracts						$519	$(105)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands			$0		$19,762	$0	$19,762
Ireland			0		969	0	969
Japan			0		651	0	651
Jersey, Channel Islands			0		1,187	0	1,187
United States			0		33,594	0	33,594
Corporate Bonds & Notes
Cayman Islands
Industrials			0		188	0	188
Denmark
Banking & Finance			0		400	0	400
Germany
Banking & Finance			0		562	0	562
Ireland
Banking & Finance			0		180	0	180
Japan
Industrials			0		962	0	962
Netherlands
Banking & Finance			0		968	0	968
South Korea
Banking & Finance			0		489	0	489
Switzerland
Banking & Finance			0		1,943	0	1,943
United Kingdom
Banking & Finance			0		946	0	946
United States
Banking & Finance			0		4,485	0	4,485
Industrials			0		2,713	0	2,713
Utilities			0		594	0	594
Non-Agency Mortgage-Backed Securities
United Kingdom			0		263	0	263
United States			0		4,795	0	4,795
U.S. Government Agencies
United States			0		4,091	0	4,091
U.S. Treasury Obligations
United States			0		7,219	0	7,219
Short-Term Instruments
Commercial Paper			0		1,348	0	1,348
Repurchase Agreements			0		6,323	0	6,323
Short-Term Notes			0		10,910	0	10,910
Japan Treasury Bills			0		14,613	0	14,613
U.S. Treasury Bills			0		54,812	0	54,812

Total Investments			$0		$174,967	$0	$174,967

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			1,662		118	0	1,780
Over the counter			0		519	0	519

			$1,662		$637	$0	$2,299
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(1)		(95)	0	(96)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2023 (Unaudited)

Over the counter	0	(105)	0	(105)

	$(1)	$(200)	$0	$(201)

Total Financial Derivative Instruments	$1,661	$437	$0	$2,098

Totals	$1,661	$175,404	$0	$177,065

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor's 500 Index	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
DAC	Designated Activity Company